Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2021-1
Statement to Securityholders
Determination Date: April 12, 2023

Payment Date	4/17/2023
Collection Period Start	3/1/2023
Collection Period End	3/31/2023
Interest Period Start	3/15/2023
Interest Period End	4/16/2023

Cut-Off Date Net Pool Balance	$1,356,483,994.50
Cut-Off Date Adjusted Pool Balance	$1,356,483,994.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Nov-22
Class A-2 Notes	$101,531,294.57	$29,938,885.13	$71,592,409.44	0.153566	Feb-25
Class A-3 Notes	$466,200,000.00	$—	$466,200,000.00	1.000000	Sep-26
Class A-4 Notes	$105,390,000.00	$—	$105,390,000.00	1.000000	Apr-27
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Apr-27
Class C Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	May-27
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Mar-28
Total Notes	$713,814,294.57	$29,938,885.13	$683,875,409.44

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$717,205,504.56	$687,266,619.43	0.506653
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$717,205,504.56	$687,266,619.43
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Reserve Account Balance	$3,391,209.99	$3,391,209.99

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	0.13428%	ACT/360	$—
Class A-2 Notes	$101,531,294.57	0.32000%	30/360	$27,075.01
Class A-3 Notes	$466,200,000.00	0.77000%	30/360	$299,145.00
Class A-4 Notes	$105,390,000.00	1.04000%	30/360	$91,338.00
Class B Notes	$13,565,000.00	1.29000%	30/360	$14,582.38
Class C Notes	$13,564,000.00	1.43000%	30/360	$16,163.77
Class D Notes	$13,564,000.00	1.68000%	30/360	$18,989.60
Total Notes	$713,814,294.57			$467,293.76

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$717,205,504.56	$687,266,619.43
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$717,205,504.56	$687,266,619.43
Number of Receivables Outstanding	49,601	48,665
Weighted Average Contract Rate	3.86%	3.86%
Weighted Average Remaining Term (months)	43	42

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$2,256,039.80
Principal Collections	$29,738,958.25
Liquidation Proceeds	$84,699.93
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$32,079,697.98
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$32,079,697.98

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$597,671.25	$597,671.25	$—	$—	$31,482,026.73
Interest - Class A-1 Notes	$—	$—	$—	$—	$31,482,026.73
Interest - Class A-2 Notes	$27,075.01	$27,075.01	$—	$—	$31,454,951.72
Interest - Class A-3 Notes	$299,145.00	$299,145.00	$—	$—	$31,155,806.72
Interest - Class A-4 Notes	$91,338.00	$91,338.00	$—	$—	$31,064,468.72
First Allocation of Principal	$—	$—	$—	$—	$31,064,468.72
Interest - Class B Notes	$14,582.38	$14,582.38	$—	$—	$31,049,886.34
Second Allocation of Principal	$—	$—	$—	$—	$31,049,886.34
Interest - Class C Notes	$16,163.77	$16,163.77	$—	$—	$31,033,722.57
Third Allocation of Principal	$12,983,675.14	$12,983,675.14	$—	$—	$18,050,047.43
Interest - Class D Notes	$18,989.60	$18,989.60	$—	$—	$18,031,057.83
Fourth Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$4,467,057.83
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,467,057.83
Regular Principal Distribution Amount	$3,391,209.99	$3,391,209.99	$—	$—	$1,075,847.84
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,075,847.84
Remaining Funds to Certificates	$1,075,847.84	$1,075,847.84	$—	$—	$—
Total	$32,079,697.98	$32,079,697.98	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$717,205,504.56	$687,266,619.43
Note Balance	$713,814,294.57	$683,875,409.44
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Target Overcollateralization Amount	$3,391,209.99	$3,391,209.99
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,209.99
Beginning Reserve Account Balance	$3,391,209.99
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,209.99

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	16	$199,926.88
Liquidation Proceeds of Defaulted Receivables[1]	0.01%	46	$84,699.93
Monthly Net Losses (Liquidation Proceeds)			$115,226.95
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			—%
Second Preceding Collection Period			(0.06)%
Preceding Collection Period			0.25%
Current Collection Period			0.20%
Four-Month Average Net Loss Ratio			0.10%
Cumulative Net Losses for All Periods			$1,376,030.28
Cumulative Net Loss Ratio			0.10%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.21%	88	$1,418,598.31
60-89 Days Delinquent	0.08%	30	$548,216.81
90-119 Days Delinquent	0.02%	7	$135,989.42
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.31%	125	$2,102,804.54

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		5	$72,963.40
Total Repossessed Inventory		7	$108,676.70

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		37	$684,206.23
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.08%
Second Preceding Collection Period			0.10%
Preceding Collection Period			0.08%
Current Collection Period			0.10%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of March 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.26	0.04%	12	0.02%